Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 900,000,000.00
Previously Paid Amount	138.10
Total Fee Amount	124,290.00
Total Offset Amount	0.00
Net Fee	$ 124,151.90